Schedule of recognized the statement of income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Employee Benefits
Salaries, accrued vacations and related charges	$ (780)	$ (657)	$ (1,458)	$ (1,310)
Variable compensation program - PPP	(129)	(101)	(247)	(195)
Profit sharing	(34)	(30)	(65)	(58)
Management fees and charges	(2)	(3)	(5)	(6)
Total	$ (945)	$ (791)	$ (1,775)	$ (1,569)